Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 82.3%
BlackRock Advantage Emerging Markets Fund, Class K	392,122	$3,709,473
BlackRock Tactical Opportunities Fund, Class K	309,717	4,407,268
Diversified Equity Master Portfolio	$52,526,938	52,526,938
International Tilts Master Portfolio	$15,299,266	15,299,266
iShares Developed Real Estate Index Fund, Class K	279,401	2,514,612
iShares MSCI EAFE Small-Cap ETF(b)	83,858	4,990,390

		83,447,947

Fixed-Income Funds — 8.4%
BlackRock Diversified Fixed Income Fund	9,325	92,036
BlackRock High Yield Bond Portfolio, Class K	151,000	1,025,288
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	46,069	5,049,623
iShares TIPS Bond ETF	21,945	2,419,436

		8,586,383

Security	Shares	Value

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	5,715,494	$5,717,209
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	8,596,897	8,596,897

		14,314,106

Total Investments — 104.8% (Cost: $97,677,251)		106,348,436

Liabilities in Excess of Other Assets — (4.8)%		(4,916,871)

Net Assets — 100.0%		$101,431,565

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$3,505,569	$—		$—	$—	$203,904	$3,709,473	392,122	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,920,559	797,713	(a)	—	(1,063)	—	5,717,209	5,715,494	3,562	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,374,799	4,222,098	(a)	—	—	—	8,596,897	8,596,897	66,764		—
BlackRock Diversified Fixed Income Fund	—	93,231		—	—	(1,195)	92,036	9,325	732		—
BlackRock High Yield Bond Portfolio, Class K	986,590	16,451		—	—	22,247	1,025,288	151,000	16,602		—
BlackRock Tactical Opportunities Fund, Class K	4,466,115	—		—	—	(58,847)	4,407,268	309,717	—		—
Diversified Equity Master Portfolio	47,496,004	1,618,377	(a)(c)	—	(196,616)	3,609,173	52,526,938	$52,526,938	238,835		—
International Tilts Master Portfolio	14,037,452	89,566	(a)(c)	—	219,406	952,842	15,299,266	$15,299,266	89,566		—
iShares Developed Real Estate Index Fund, Class K	2,369,198	275,001		(151,000)	(33,423)	54,836	2,514,612	279,401	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	4,857,055	—		—	—	192,568	5,049,623	46,069	32,886		—
iShares MSCI EAFE Small-Cap ETF	4,736,300	—		—	—	254,090	4,990,390	83,858	—		—
iShares TIPS Bond ETF	1,988,938	348,961		—	—	81,537	2,419,436	21,945	—		—

					$(11,696)	$5,311,155	$106,348,436		$448,947		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	7	06/08/23	$1,062	$64,904
S&P/TSE 60 Index	14	06/15/23	2,505	62,584
MSCI EAFE Index	19	06/16/23	1,992	68,365
MSCI Emerging Markets Index	107	06/16/23	5,326	187,546
Russell 2000 E-Mini Index	21	06/16/23	1,904	26,919
S&P 500 Micro E-Mini Index	113	06/16/23	2,338	122,529
10-Year U.S. Treasury Note	16	06/21/23	1,841	57,117
Ultra U.S. Treasury Bond	9	06/21/23	1,275	50,452

				640,416

Short Contracts 5-Year U.S. Treasury Note	37	06/30/23	4,057	3,812

				$644,228

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	144,000	USD	106,519	Bank of America N.A.	06/21/23	$164
CAD	3,164,995	USD	2,326,974	Deutsche Bank AG	06/21/23	17,833
EUR	856,525	USD	909,120	Bank of America N.A.	06/21/23	23,861
EUR	856,525	USD	908,437	Morgan Stanley & Co. International PLC	06/21/23	24,544

						66,402

USD	112,086	CAD	154,000	Morgan Stanley & Co. International PLC	06/21/23	(2,006)
USD	26,639	EUR	25,000	Morgan Stanley & Co. International PLC	06/21/23	(593)
USD	60,017	JPY	8,091,000	Bank of America N.A.	06/21/23	(1,618)

						(4,217)

						$62,185

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty					Value

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	1,968	$(36,204)	$—	$(36,204)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$15,621,743	$—	$—	$15,621,743
Fixed-Income Funds	8,586,383	—	—	8,586,383
Money Market Funds	14,314,106	—	—	14,314,106

	$38,522,232	$—	$—	38,522,232

Investments Valued at NAV(a)				67,826,204

				$106,348,436

Derivative Financial Instruments(b)
Assets
Equity Contracts	$467,943	$64,904	$—	$532,847
Foreign Currency Exchange Contracts	—	66,402	—	66,402
Interest Rate Contracts	111,381	—	—	111,381
Liabilities
Equity Contracts	—	(36,204)	—	(36,204)
Foreign Currency Exchange Contracts	—	(4,217)	—	(4,217)

	$579,324	$90,885	$—	$670,209

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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